DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

				Group
	2025	2024	2023	2025	2024	2023
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year - first interim	0.08	1.78	1.32	26	554	410
In respect of current year - second interim	—	2.44	3.61	—	757	1,120
	0.08	4.22	4.93	26	1,311	1,530